Intangible assets, net - Summary of Intangible Assets, Net (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Total cost	¥ 12,451		¥ 1,000
Less: Accumulated amortization	(305)		(167)
Intangible assets, net	12,146	$ 1,675	833
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Total cost	1,000		¥ 1,000
Customer Contracts [Member]
Disclosure of detailed information about intangible assets [line items]
Total cost	¥ 11,451